Accounts payable and accrued liabilities (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Accounts Payable And Accrued Liabilities
Interest rate	6.69%
Liabilities that are part of the arrangements	150 days
Amount owed	$ 215	$ 211